Trade accounts payable and others	12 Months Ended
Jun. 30, 2021
Disclosure of trade and other payables [text block] [Abstract]
Trade accounts payable and others
15.	Trade accounts payable and others

	Note	2021	2020
Trade accounts payable	15.1	75,224	55,603
Taxes payable	15.2	16,254	12,396
Dividends payable		75,441	28,394
Advances to customers (*)		19,141	10,249
Other liabilities		830	4,528
Total current		186,890	111,170
Taxes payable	15.2	30,110	25,770
		4,792	2,232
Total noncurrent		34,902	28,002

(*)	The liability represents the Company’s contractual obligation to deliver grains as consideration for the advances received. The balance is related to contracts for grains with clients who reported delays in their exports and opted to postpone the pickup of products from the Company’s farms.

15.1 Trade accounts payable

At June 30, 2021, the Company’s balance of trade accounts payable is as follows:

	2021	2020
Raw materials and services	75,224	55,603
	75,224	55,603

15.2 Taxes Payable

	2021	2020

ISS payable	316	409
Withholding taxes	261	394
FETHAB payable	105	553
ICMS rate difference	21	6
PIS and COFINS payable	5,108	5,930
IRPJ and CSLL payable	6,095	5,094
Tax on value added - IVA (Paraguay/Bolivia)	4,187	-
Other taxes payable	161	10
	16,254	12,396

PIS and COFINS payable	11,165	8,210
IRPJ and CSLL payable	9,421	7,134
Tax on value added - IVA (Paraguay/Bolivia)	9,524	10,426
	30,110	25,770